STATEMENTS OF CHANGES IN SHAREHOLDERS' AND OTHER AFFILIATES' NET INVESTMENT - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CHANGES IN SHAREHOLDERS' AND OTHER AFFILIATES' NET INVESTMENT
Beginning balance	$ 59,004,036	$ 66,558,412	$ 66,558,412	$ 34,168,541	$ 20,251,063
Distributions and net transfer to shareholders and other affiliates	(4,193,093)	(20,766,162)	(78,466,300)	(30,023,140)	(25,058,896)
Stock compensation			1,422,630
Net Income (Loss)	(204,504,328)	17,017,928	69,489,294	62,413,011	38,976,374
Ending balance	(363,261,008)	64,078,400	59,004,036	66,558,412	34,168,541
Shareholders' and Other Affiliates' Net Investment
CHANGES IN SHAREHOLDERS' AND OTHER AFFILIATES' NET INVESTMENT
Beginning balance	100,322,957	83,586,722	83,586,722	54,697,321	38,051,216
Distributions and net transfer to shareholders and other affiliates			(54,175,689)	(33,523,610)	(22,330,269)
Stock compensation			1,422,630
Net Income (Loss)			69,489,294	62,413,011	38,976,374
Ending balance			100,322,957	83,586,722	54,697,321
Net Due To and Due From Shareholders and Other Affiliates
CHANGES IN SHAREHOLDERS' AND OTHER AFFILIATES' NET INVESTMENT
Beginning balance	$ (41,318,921)	$ (17,028,310)	(17,028,310)	(20,528,780)	(17,800,153)
Distributions and net transfer to shareholders and other affiliates			(24,290,611)	3,500,470	(2,728,627)
Ending balance			$ (41,318,921)	$ (17,028,310)	$ (20,528,780)